UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number  811-08683

TANAKA Funds, Inc.

 (Exact name of registrant as specified in charter)

369 Lexington Avenue, 20th Floor, New York, NY 10017

 (Address of principal executive offices)             (Zip code)

Greg Getts

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights Ohio 44147

(Name and address of agent for service)

Registrant's telephone number, including area code:  877-482-6252

Date of fiscal year end:   November 30

Date of reporting period:  May 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the  transmission to stockholders of any report that is required to be transmitted to  stockholders  under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant  is required to disclose the  information  specified by Form N-CSR, and the  Commission  will make this  information  public.  A  registrant  is not required to respond to the  collection  of  information  contained in Form N-CSR unless the Form  displays a  currently  valid  Office of  Management  and Budget ("OMB")  control number.  Please direct comments  concerning the accuracy of the information  collection  burden  estimate and any  suggestions  for reducing the burden to Secretary,  Securities and Exchange Commission,  450 Fifth Street, NW, Washington,  DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. S 3507.

Item 1.  Reports to Stockholders.

TANAKA GROWTH FUND

SEMI-ANNUAL REPORT

May 31, 2008

Fund Advisor:

Tanaka Capital Management, Inc.

369 Lexington Avenue

New York, NY 10017

Toll Free (877) 4TANAKA

                                                      May 31, 2008

Tanaka Growth Fund                            $14,553

S&P 500 Index                                    $13,118

Nasdaq Composite Index                     $11,562

Russell 3000 Growth Index                  $10,551

The chart above assumes an initial investment of $10,000 made on December 30, 1998 (commencement of Fund operations) and held through May 31, 2008.  THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month may be obtained by calling 1-877-4TANAKA.

The Fund is a non-diversified fund.  The Fund may be subject to additional risk since it can invest in smaller capitalization companies including technology stocks, and it may invest up to 45% of its net assets in foreign securities, including multinational and emerging market securities.  You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing.  Please read the prospectus carefully before investing as it contains this and other infromation about the Fund.  You may obtain a current copy of the Fund's Prospectus by calling 1-877-4TANAKA.  Investment return and principal value fluctuate in response to the activities of individual companies and general market and economic conditions.

TANAKA GROWTH FUND

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the net assets.

	Tanaka Growth Fund
	Schedule of Investments
	May 31, 2008 (Unaudited)

Shares		Value

COMMON STOCKS - 98.61%

Accident & Health Insurance - 4.86%
3,620	Aflac, Inc.	$ 243,011

Biological Products - 2.06%
456,817	Mymetics Corp. (Switzerland) *	102,784

Electric Housewares & Fans - 0.51%
1,420	Helen of Troy Corp. *	25,375

Electronic & Other Electrical Equipment - 1.01%
1,640	General Electric Co.	50,381

Financial Services - 8.56%
3,200	Lehman Brothers Holdings Corp.	117,792
51,693	Mass Financial Corp. (China) *	310,158
		427,950
Pharmaceutical Preparations - 11.79%
1,635	Barr Pharmaceuticals, Inc. *	71,613
10,105	Biovail, Corp. (Canada)	118,532
14,283	KV Pharmaceutical Co. *	357,218
3,025	Pozen, Inc. *	41,563
		588,926
Primary Smelting & Refining of Nonferrous Metals - 1.62%
27,365	Blue Earth Refineries, Inc. (China) *	80,727

Radio & TV Broadcasting & Communications Equipment - 3.54%
1,090	L-3 Communications Holdings, Inc.	117,055
1,234	Qualcomm, Inc.	59,898
		176,953
Radiotelephone Communications - 4.81%
4,785	NII Holdings, Inc. *	240,207

Retail-Eating Places - 1.34%
5,236	BJ Restaurants, Inc. *	67,126

Retail-Miscellaneous Shopping - 1.87%
3,982	Staples, Inc.	93,378

Semiconductors & Related Devices - 10.13%
4,590	Intel Corp.	106,396
37,140	O2Micro International Ltd. (Cayman Islands) *	332,774
3,635	Sigma Designs, Inc. *	67,247
		506,417
Services-Automotive Repair, Services & Parking - 0.73%
1,980	Monro Muffler Brake, Inc.	36,689

Services-Computer Integrated Systems Design - 6.74%
10,415	Scientific Games Corp. *	336,717

Services-Computer Programming - 4.76%
7,363	Amdocs Ltd. *	237,899

Services-Medical Laboratories - 6.00%
12,067	Bio-Reference Laboratories, Inc. *	299,744

Special Industry Machinery - 9.12%
5,147	ASML Holding NV (The Netherlands)	154,204
33,250	Mattson Technology, Inc. *	166,915
16,045	Semitool, Inc. *	134,618
		455,737
Surgical & Medical Instruments - 11.57%
2,580	C R Bard, Inc.	235,296
8,695	China Medical Technologies, Inc. (China) *	342,844
		578,140
Wholesale-Industrial Machinery - 7.39%
10,516	KHD Humboldt Wedag International Ltd. (China) *	369,112

Wholesale-Petroleum & Petroleum Products - 0.20%
245,630	Fuelnation, Inc. *	9,825

TOTAL FOR COMMON STOCKS (Cost $3,318,909) - 98.61%		$ 4,927,098

REAL ESTATE INVESTMENT TRUST - 0.20%
16,806	SWA (Austria) *	10,191

SHORT TERM INVESTMENTS - 1.50%
74,926	Huntington Investment Fund Class A 1.08% ** (Cost $74,926)	74,926

TOTAL INVESTMENTS (Cost $3,424,758) - 100.31%		$ 5,012,215

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.31)%		(15,480)

NET ASSETS - 100.00%		$ 4,996,735

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at May 31, 2008.
The accompanying notes are an integral part of these financial statements.

Tanaka Growth Fund
Statement of Assets and Liabilities
May 31, 2008 (Unaudited)

Assets:
Investments, at Value (Cost $3,424,758)	$ 5,012,215
Receivables:
Dividends and Interest	5,337
Prepaid Expenses	3,100
Total Assets	5,020,652
Liabilities:
Accrued Management Fees	4,189
Other Accrued Expenses	19,728
Total Liabilities	23,917
Net Assets	$ 4,996,735

Net Assets Consist of:
Capital Stock	$ 3,459
Paid In Capital	4,546,925
Accumulated Undistributed Net Investment Income (Loss)	(42,151)
Accumulated Undistributed Realized Loss on Investments	(1,098,955)
Unrealized Appreciation in Value of Investments	1,587,457
Net Assets, for 345,901 Shares Outstanding	$ 4,996,735

Net Asset Value and Offering Price Per Share	$ 14.45

Minimum Redemption Price Per Share ($14.45*0.98) (Note 3)	$ 14.16

The accompanying notes are an integral part of these financial statements.

Tanaka Growth Fund
Statement of Operations
For the six months ended May 31, 2008 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $871)	$ 16,210
Interest	2,776
Total Investment Income	18,986

Expenses:
Advisory Fees (Note 3)	24,959
Legal Fees	10,008
Transfer Agent Fees	8,418
Distribution Fees	6,239
Audit Fees	2,988
Administrative Fees	2,496
Custody Fees	1,917
Miscellaneous Fees	1,516
Blue Sky Fees	920
Insurance Fees	857
Printing and Mailing Fees	819
Total Expenses	61,137

Net Investment Loss	(42,151)

Realized and Unrealized Gain on Investments:
Realized Gain on Investments	53,442
Net Change in Unrealized Depreciation on Investments	(636,173)
Realized and Unrealized Loss on Investments	(582,731)

Net Decrease in Net Assets Resulting from Operations	$ (540,580)

The accompanying notes are an integral part of these financial statements.

Tanaka Growth Fund
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	Year
	Ended	Ended
	5/31/2008	11/30/2007
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (42,151)	$ (97,051)
Net Realized Gain on Investments	53,442	381,431
Unrealized Appreciation (Depreciation) on Investments	(636,173)	608,455
Net Increase (Decrease) in Net Assets Resulting from Operations	(624,882)	892,835

Distributions to Shareholders:
Net Investment Income	-	-
Realized Gains	-	-
Net Change in Net Assets from Distributions	-	-

Capital Share Transactions (Note 5)	111,598	(348,212)

Total Increase (Decrease)	(513,284)	544,623

Net Assets:
Beginning of Period	5,510,019	4,965,396

End of Period (Including Undistributed Net Investment Loss of $(42,151)
and $0, respectively)	$ 4,996,735	$ 5,510,019

The accompanying notes are an integral part of these financial statements.

Tanaka Growth Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		For The Years Ended
	5/31/2008		11/30/2007	11/30/2006	11/30/2005	11/30/2004

Net Asset Value, at Beginning of Period	$ 16.26		$ 13.68	$ 12.67	$ 12.29	$ 11.71

Income From Investment Operations:
Net Investment Loss *	(0.12)		(0.28)	(0.24)	(0.21)	(0.19)
Net Gain on Securities (Realized and Unrealized)	(1.69)		2.86	1.25	0.59	0.77
Total from Investment Operations	(1.81)		2.58	1.01	0.38	0.58

Distributions	-		-	-	-	-

Net Asset Value, at End of Period	$ 14.45		$ 16.26	$ 13.68	$ 12.67	$ 12.29

Total Return **	-11.13%		18.86%	7.97%	3.09%	4.95%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 4,997		$ 5,510	$ 4,965	$ 5,079	$ 4,021
Before Waivers
Ratio of Expenses to Average Net Assets	2.45%	(a)	2.47%	2.69%	4.07%	4.38%
Ratio of Net Investment Loss to Average Net Assets	(1.69)%	(a)	(1.87)%	(2.15)%	(3.60)%	(4.16)%
After Waivers
Ratio of Expenses to Average Net Assets	2.45%	(a)	2.45%	2.45%	2.18%	1.75%
Ratio of Net Investment Loss to Average Net Assets	(1.69)%	(a)	(1.85)%	(1.91)%	(1.71)%	(1.53)%
Portfolio Turnover	2.42%		21.87%	12.87%	24.02%	18.49%

* Per share net investment loss has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends, if any.

(a) Annualized

The accompanying notes are an integral part of these financial statements.

TANAKA GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

MAY 31, 2008

NOTE 1. ORGANIZATION

The TANAKA  Growth Fund (the "Fund") was  organized as a series of TANAKA Funds, Inc.,  a Maryland  corporation  (the  "Company")  on November 5, 1997;  the Fund commenced  operations  on December 30, 1998.  The Fund is registered under the

Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company.  The Fund's investment objective is to provide growth of capital. The Investment Advisor of the Fund is Tanaka Capital Management, Inc. (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

Security  Valuation - Equity  securities are valued by using  market quotations,  but may be valued on the  basis of  prices  furnished  by a pricing service  when the  Advisor  believes  such  prices  accurately  reflect the fair market  value of such  securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When  market  quotations  are not readily available,  when the Advisor  determines that the market  quotation or the price provided by the pricing  service does not accurately  reflect the current market value  or  when  restricted  or  illiquid  securities  are  being  valued,  such securities  are  valued  as  determined  in  good  faith  by  the  Advisor,   in conformity with guidelines adopted by and subject to review of the Board.

Fixed income  securities  generally are valued by using market  quotations,  but may be valued on the basis of prices  furnished  by a pricing  service  when the Advisor  believes such prices  accurately  reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Advisor  decides that a price  provided by the pricing  service does not  accurately  reflect the fair market value of the  securities,  when prices are not readily  available  from a pricing  service,  or when  restricted or illiquid  securities are being valued, securities  are  valued  at  fair  value  as  determined  in good  faith  by the Advisor,  subject  to  review  of the  Board.  Short-term  investments  in fixed income  securities with maturities of less than 60 days when acquired,  or which subsequently  are within 60 days of maturity,  are valued by using the amortized cost method of valuation,  which the Board has  determined  will  represent fair value.

Following the calculation of security  values in terms of the currency in which the market  quotation used is expressed  ("local  currency"),  the pricing agent shall,  prior  to the  next  determination  of the  NAV  of the  Fund's  shares, calculate  these values in terms of U.S. dollars on the basis of the conversion of the local  currencies (if other than U.S. dollars) into U.S. dollars at the rates  of  exchange  prevailing  at the  valuation  time  as  determined  by the pricing agent.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a

TANAKA GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2008

framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 -  quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of May 31, 2008 in valuing the Fund's assets carried at fair value:

                                                                           Investments                   Other Financial

Valuation Inputs:                                               In Securities                     Instruments

Level 1 – Quoted Prices                                       $4,996,735                          $         -

Level 2 – Significant Other Observable Inputs                 -                                     -

Level 3 – Significant Unobservable Inputs                       -                                     -

Total                                                                      $4,996,735                          $           -

Federal Income Taxes - There is no provision for federal income tax. The Fund intends  to  qualify  each  year  as  a  "regulated  investment  company"  under sub-chapter  M  of  the  Internal   Revenue  Code  of  1986,   as  amended,   by distributing substantially  all  of its  taxable  income  to its  shareholders.  Therefore, no federal tax provision is required.  If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.   The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income less foreign taxes withheld is  recorded  on  the ex-dividend   date  and  interest  income  is  recorded  on  an  accrual  basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis.  The Fund intends to distribute its net realized long-term capital  gains and its net  realized  short term capital  gains at least once a year.  Distributions to

TANAKA GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2008

shareholders which are determined in accordance with income tax regulations are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.   These differences are caused by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes.  Where such differences are permanent in nature, they are reclassified  in the  components  of the net  assets  based  on  their  ultimate characterization  for federal  income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Use of Estimates - The   preparation  of  financial   statements  in  conformity   with  accounting principles   generally  accepted  in  the  United  States  of   America requires management to make estimates and  assumptions  that affect the reported  amounts of assets and  liabilities  and disclosure of contingent  assets and liabilities at the date of the financial  statements  and the reported  amounts of increases and  decreases  in net  assets  from  operations  during the  reporting  period. Actual results could differ from those estimates.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund retains Tanaka Capital Management, Inc. (the "Advisor") to manage the Fund's investments and act as Administrator to the Fund.  The Advisor was organized as a Delaware corporation in 1986.  Graham Y. Tanaka, portfolio manager and President of the Advisor, is primarily responsible for the day-to-day management of the Fund's portfolio. Certain officers of the Advisor serve as director and officers of the Fund.

Under the terms of an Investment Advisory Agreement, (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board.  As compensation  for its  management  services,  the Fund is  obligated  to pay the Advisor a fee computed  and accrued  daily and paid monthly at an annual rate of 1.00% of the  average  daily net assets of the Fund.  For the six months ended May 31, 2008, the Advisor earned a fee of $24,959 from the Fund.  The Advisor  has  contractually  agreed to waive all or a portion of its  management fees  and/or  reimburse  the Fund for the  expenses  it incurs,  but only to the extent  necessary to maintain  total annual  operating  expenses at 2.45% of the average  daily net assets, through  November 30, 2009.  For the six months ended May 31, 2008, the Advisor waived $0 fees.  The Fund has agreed that any operating expenses of the Fund reimbursed or waived by the Advisor shall be repaid to the Advisor by the Fund in the first, second and third fiscal years following the year ending November 30, 2007 if the total expenses for the Fund for each such year or years, after giving effect to the repayment, do not exceed 2.45% of the average daily net assets (or any lower expense limitation or limitations to which the Advisor may agree).  At May 31, 2008, amounts subject to future recoupment are as follows:

Fiscal Year Ended	Recoverable Through	Fund
November 30, 2005	November 30, 2008	89,059
November 30, 2006	November 30, 2009	11,715
November 30, 2007	November 30, 2010	1,199

Under the terms of the Administrative Agreement, the Advisor will provide administrative services which are necessary for the day-to-day operations of the Fund.  As compensation for the administrative services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of .10% of the average daily net assets of the Fund.  For the six months ended May 31, 2008, the

TANAKA GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2008

Advisor earned a fee of $2,496 from the Fund.  The Fund owes the Advisor $4,189 for these fees at May 31, 2008, as the Advisor has not been paid this fee due to the expense reimbursement arrangement.

The  Fund has  adopted  a plan  pursuant  to Rule  12b-1 under  the  Investment Company Act of 1940 for each class of shares  authorized  (each  such  plan,  a "Distribution  Plan"). The Fund is obligated to pay a fee computed and accrued daily at an annual rate of 0.25% of the average daily net assets. The 12b-1 fees are paid to securities dealers and other financial institutions and organizations as compensation for services in connection with sales of shares of the Fund. Total fees incurred under the Distribution Plan for the six months ended May 31, 2008 were $6,239.

Shareholders will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed within 5 days after their purchase.  For the six months ended May 31, 2008 no redemption fees were collected by the Fund from shareholder transactions.

NOTE 4. INVESTMENTS

For the six months ended May 31, 2008, purchases and sales of investment securities, other than short-term investments and short-term government investments were as follows:

Amount
Purchases	$389,348
Sales	$116,705

As of May 31, 2008, the net unrealized appreciation of investments for tax purposes was as follows:

Amount
Gross Appreciation	$ 2,206,631
Gross Depreciation	(619,174)
Net Appreciation on Investments	$ 1,587,457

At May 31, 2008, the aggregate cost of securities, excluding U.S. government obligations, for federal income tax purposes was $3,424,758.  The difference between tax cost and book cost is due to prior year’s wash sales.

NOTE 5. CAPITAL SHARES

The Company is authorized to issue up to 250,000,000 shares of common stock, par value $0.01 per share, of which it currently has allocated 150,000,000 shares to the Fund.  Par value and paid in capital at May 31, 2008 was $4,550,384. Capital share transactions for the six months and year ended May 31, 2008 and November 30, 2007, respectively, were as follows:

	Six Months Ended 5/31/08		Year Ended 11/30/07
	Shares	$ Amount	Shares	$ Amount
Shares sold	16,328	$ 238,731	6,851	$ 106,402
Shares issued in reinvestment of distributions	0	0	0	0
Shares redeemed	(9,330)	(127,133)	(30,788)	(454,614)
Net increase (decrease)	6,998	$111,598	(23,937)	$(348,212)

NOTE 6. CAPITAL LOSS CARRYFORWARDS

At May 31, 2008, the Fund had available for federal tax purposes unused capital loss carryforwards of $1,133,258, which are available for offset against future taxable net capital gains. These loss carryforwards expire as follows:

TANAKA GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2008

Year of Expiration	Amount
2010	$518,069
2011	$271,155
2012	$344,034

To the extent these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS

There were no distributions to shareholders for the six months ended May 31, 2008 and fiscal year ended November 30, 2007.

As of May 31, 2008, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Capital loss carryforward	$ (1,133,258)
Unrealized appreciation	$ 1,587,457

NOTE 8. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes that requires the tax effects of certain tax positions to be recognized.  These tax positions must meet a “more likely than not” standard that based on their technical merits have a more than fifty percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006.  At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained.  Management of the Fund is currently evaluating the impact that FASB Interpretation No. 48 will have on the Fund’s financial statements.

Tanaka Growth Fund
Expense Illustration
May 31, 2008 (Unaudited)

Expense Example

As a shareholder of the Tanaka Growth Fund, you incur ongoing costs which typically consist of management fees; distribution and service (12b-1) fees; transaction fees such as redemption fees and ongoing costs; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2007 through May 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by  $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	December 1, 2007	May 31, 2008	December 1,2007 to May 31,2008

Actual	$1,000.00	$888.68	$11.60
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,012.78	$12.36

* Expenses are equal to the Fund's annualized expense ratio of 2.45%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

TANAKA GROWTH FUND

DIRECTORS AND OFFICERS

MAY 31, 2008 (UNAUDITED)

Each Director serves until the next annual meeting of shareholders or until his successor is duly elected. The Fund is not in a family of funds or a fund complex, and the only fund overseen by the Board is the Fund. The address of each Director and Officer is c/o Tanaka Capital Management, Inc., 369 Lexington Avenue, New York, New York 10017.

The following table provides information regarding each Director who is not an interested person of the Company, as defined in the 1940 Act.

Name (Year of Birth)	Position(s) Held with Company (Length of Time Served)	Principal Occupations During Past 5 Years	Other Directorships Held by Director
David M. Fox (1948)	Director (since 1997)

President and CEO of David Fox & Associates, a television programming sales firm, since 2001; President and CEO of my TVshop.com, Inc., an internet company, from 1999 to 2001;  President and CEO of Unapix Entertainment, a television and film sales firm from 1992 to 1999.

None
Thomas R. Schwarz (1936)	Director (since 1997)	Retired; President and COO of Dunkin Donuts, Inc. from 1966 to 1989; CEO of Grossmans, Inc. from 1989 to 1994.	TransAct Technologies, Inc.
Michael E. Nelson (1961)	Director (since 2007)	Senior Associate, CB Richard Ellis; Treasurer, Greenwich Audubon Society; Member, Real Estate Finance Association of Fairfield County; Member, Building Owners and Managers Association.	None

The following table provides information regarding each Director who is an interested person of the Company, as defined in the 1940 Act, and each officer of the Company.

Name (Year of Birth)	Position(s) Held with Company (Length of Time Served)	Principal Occupations During Past 5 Years	Other Directorships Held by Director
Graham Y. Tanaka (1948) *	Chairman, CEO and President (since 1997)	President of Tanaka Capital Management, Inc. since 1986.	TransAct Technologies, Inc.
Samuel Morrow (1984)	Treasurer, Secretary, CFO and CCO (since 2007)	Analyst at Tanaka Capital Management, Inc. since 2006.	None

* “Interested person”, as defined in the 1940 Act, of the Fund because of the affiliation with Tanaka Capital Management, Inc.

The Directors were paid no fees during the six months ended May 31, 2008.

The Fund’s Statement of Additional Information (SAI) includes additional information about the trustees and is available, without charge, upon request. You may call toll-free 1-877-4TANAKA to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING AND QUARTERLY PORTFOLIO SCHEDULE

The Fund’s quarterly portfolio schedule, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the twelve month period ended June 30, 2007, are available without charge upon request by (1) calling the Fund at 1-877-4TANAKA and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

DIRECTORS

Graham Y. Tanaka

David M. Fox

Thomas R. Schwarz

Michael E. Nelson

OFFICERS

Graham Y. Tanaka, Chairman and President

Samuel Morrow, Treasurer, Secretary, CFO, and Chief Compliance Officer

INVESTMENT ADVISOR

Tanaka Capital Management, Inc.

369 Lexington Avenue

New York, NY 10017

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Sanville & Company

1514 Old York Road

Abington, PA 19001

LEGAL COUNSEL

David Jones & Associates, P.C.

395 Sawdust Rd., Suite 2148

The Woodlands, TX 77380

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

TRANSFER AGENT

AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC.

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

The Fund’s Statement of Additional Information includes additional information about the Fund and is available upon request at no charge by calling the Fund.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of August 4, 2008, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s first fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herewith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TANAKA Funds, Inc.

By      /s/ Graham Tanaka

*

       Graham Tanaka, President

Date     August 4, 2008

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By     /s/ Graham Tanaka

*

       Graham Tanaka, President

Date     August 4, 2008

By    /s/ Samuel Morrow

*

       Samuel Morrow, Chief Financial Officer

Date     August 4, 2008

* Print the name and title of each signing officer under his or her signature.